Restructuring	12 Months Ended
Dec. 31, 2022
Restructuring [Abstract]
Restructuring	Restructuring
In the fourth quarter 2022, the Company’s management approved and commenced a restructuring plan aimed to realign the Company’s business and strategic priorities. This worldwide restructuring plan included a reduction in the number of full-time employees, as well as a reduction in leased workspaces and engagement of consultants for strategic support.
The Company incurred $94 million of restructuring charges in 2022 which includes $3 million of accelerated share-based compensation expense. These expenses are included in restructuring charges in the Company’s consolidated statements of operations, and unpaid amounts are included in provisions within current liabilities on the consolidated statements of financial position. The accelerated share-based compensation of $3 million impacted equity.
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of December 31, 2022, are summarized as follows:

(in millions)	2022
Beginning balance as of December 31, 2021	—
Provision	$91
Amounts paid	$(5)
Ending balance as of December 31, 2022	$86
The actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people invoiced and the final termination benefits. The Company expects to complete the restructuring initiative over the next twelve months.